Mortgages Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Minimum Principal Payments

As of September 30, 2020, the minimum principal payments under the mortgages payable were as follows (in thousands):

Year ending December 31,	Minimum Mortgages Payable Payments Obligations
Remainder of 2020	$66
2021	271
2022	281
2023	292
2024	1,338
Thereafter	884

Total future minimum payments	3,132
Less current portion of mortgages payable	(268)

Mortgages payable, net of current portion	$2,864

As of December 31, 2019, the minimum principal payments under the mortgages payable are as follows (in thousands):

Year Ending December 31,	Minimum Mortgages Payable Payments
2020	241
2021	253
2022	265
2023	277
2024 and thereafter	2,286

Total future minimum payments	$3,322
Less current portion of mortgages payable	(241)

Mortgages payable, net of current portion	$3,081